18. SEGMENT REPORTING (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Revenues	¥ 1,023,851	¥ 875,925	¥ 452,978
Property and management cost	112,030	109,568	109,778
Reversal of provision for credit losses	(13,443)	116,032	62,376
Interest expense, related parties	162,041	41,339	38,023
Interest expense	307,191	262,762	154,402
Product development expense	82,375	62,647	38,325
Segment Income (loss) before taxes	373,657	283,577	50,074
General and administrative	204,077	198,787	106,932
Selling and marketing	181,176	89,620	20,913
Litigation expense			0
Income (loss) from continuing operations before income taxes	(11,596)	(4,830)	(77,771)
Internet-based business
Segment Revenues	831,630	706,160	288,807
Property and management cost	0	0	0
Reversal of provision for credit losses	(13,443)	116,032	62,376
Interest expense, related parties	157,295	37,816	37,584
Interest expense	272,171	221,934	103,912
Product development expense	82,375	62,647	38,325
Segment Income (loss) before taxes	333,232	267,731	46,610
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	333,232	267,731	46,610
Hotel business
Segment Revenues	133,747	109,708	101,218
Property and management cost	98,248	95,974	96,937
Reversal of provision for credit losses	0	0	0
Interest expense, related parties	0	1,619	439
Interest expense	35,020	40,350	50,490
Product development expense	0	0	0
Segment Income (loss) before taxes	479	(28,235)	(46,648)
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	479	(28,235)	(46,648)
Office Leasing
Segment Revenues	58,474	60,057	62,953
Property and management cost	13,782	13,594	12,841
Reversal of provision for credit losses	0	0	0
Interest expense, related parties	4,746	1,904	0
Interest expense	0	478	0
Product development expense	0	0	0
Segment Income (loss) before taxes	39,946	44,081	50,112
General and administrative	0	0	0
Selling and marketing	0	0	0
Litigation expense			0
Income (loss) from continuing operations before income taxes	39,946	44,081	50,112
Corporate
Segment Revenues	0	0	0
Property and management cost	0	0	0
Reversal of provision for credit losses	0	0	0
Interest expense, related parties	0	0	0
Interest expense	0	0	0
Product development expense	0	0	0
Segment Income (loss) before taxes	0	0	0
General and administrative	204,077	198,787	106,932
Selling and marketing	181,176	89,620	20,913
Litigation expense			¥ 0
Income (loss) from continuing operations before income taxes	¥ (385,253)	¥ (288,407)